Document and Entity Information	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	Home BancShares, Inc.
Entity Central Index Key	0001331520
Entity Emerging Growth Company	false
Entity File Number	001-41093
Entity Incorporation, State or Country Code	AR
Entity Tax Identification Number	71-0682831
Entity Address, Address Line One	719 Harkrider
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Conway
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72032
City Area Code	(501)
Local Phone Number	339-2929
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HOMB
Security Exchange Name	NYSE